Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accrued Expenses [Abstract]
Accrued royalty	$ 75,000	$ 250,000	$ 150,000
Accrued payroll	531,241	1,125,846	22,481
Professional services	542,474	205,790	58,021
Engineering consulting			1,700
Business development			1,425
Accrued other	149,738	138,682	10,813
Total other accrued expenses	$ 1,298,453	$ 1,720,318	$ 244,440